UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)
October 31, 2009

Retirement Reserves Money Fund
Of Retirement Series Trust

2	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the 6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month

US equities (S&P 500 Index)	20.04%	9.80%

Small cap US equities (Russell 2000 Index)	16.21	6.46

International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65

*	Formerly a Merrill Lynch index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

**	Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc. and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information as of October 31, 2009

Yields

	7-Day SEC Yields	7-Day Yields

Class I	0.04%	0.07%
Class II	0.04%	0.07%

The 7-Day SEC Yields shown above may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition

Percent of Net Assets

Certificates of Deposit	40%
Commercial Paper	35
U.S. Government Sponsored Agency Obligations	14
U.S. Treasury Obligations	8
Corporate Notes	3
Repurchase Agreements	1
Liabilities in Excess of Other Assets	(1)

Total	100%

4	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through October 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[1]

Class I	$1,000	$1,000.60	$2.47	$1,000	$1,022.73	$2.50
Class II	$1,000	$1,000.50	$2.52	$1,000	$1,022.68	$2.55

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.49% for Class I and 0.50% for Class II), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009	5

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value

Domestic — 1.9%
State Street Bank & Trust Co.:
0.21%, 1/06/10	$23,000	$23,000,000
0.21%, 1/25/10	65,000	65,000,000

Yankee — 38.1% (a)
Abbey National Treasury Services Plc, 0.53%,
7/20/10 (b)	39,585	39,585,000
BNP Paribas, NY:
0.65%, 11/20/09	30,000	30,000,000
0.55%, 12/04/09	40,000	40,000,000
0.47%, 1/08/10	50,000	50,000,000
0.42%, 2/03/10	30,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA, NY:
0.66%, 12/04/09	25,000	25,000,121
0.53%, 12/30/09	48,000	48,000,406
0.28%, 1/25/10	35,000	35,000,423
0.32%, 3/31/10	20,000	20,000,422
Bank of Montreal, Chicago, 0.22%, 1/08/10	50,000	50,000,000
Bank of Nova Scotia, Houston, 0.21%, 1/14/10	41,000	41,000,000
Bank of Tokyo-Mitsubishi Ltd., NY, 0.25%, 1/26/10	20,000	20,000,000
Barclays Bank Plc, NY:
0.33%, 11/09/09	27,000	27,000,000
0.65%, 2/26/10	78,000	78,000,000
0.58%, 3/15/10	30,000	30,000,000
0.57%, 3/19/10	10,000	10,000,000
Credit Agricole SA, London, 0.61%, 12/29/09	25,000	25,000,000
Deutsche Bank AG, NY, 0.30%, 11/12/09	90,000	90,000,000
Dexia Credit Local, NY, Guaranteed:
0.53%, 11/17/09 (b)	70,500	70,500,000
0.30%, 11/23/09	50,000	50,000,000
DnB NOR Bank ASA, NY:
0.67%, 12/10/09	41,225	41,225,000
0.50%, 1/07/10	19,000	19,000,000
0.46%, 1/08/10	64,000	64,000,000
Intesa Sanpaolo SpA, NY, 0.52%, 12/29/09	28,000	28,000,000
KBC Bank NV, NY, 0.51%, 1/27/10	35,000	35,000,000
Lloyd’s TSB Bank Plc, NY:
0.42%, 11/04/09	60,000	60,000,000
0.20%, 11/09/09	25,000	25,000,000
0.37%, 11/20/09	28,000	28,000,000
Rabobank Nederland NV, NY:
0.50%, 11/30/09	25,000	25,000,000
0.40%, 2/05/10	40,000	40,000,000
Royal Bank of Scotland, NY:
0.35%, 12/04/09	33,000	33,000,000
0.32%, 12/21/09	25,000	25,000,000
0.30%, 12/30/09	55,000	55,000,000
0.28%, 1/19/10	20,000	20,000,000
Société Générale, NY:
0.80%, 11/06/09	43,000	43,000,000
0.53%, 1/07/10	28,000	28,000,000
0.52%, 1/08/10	80,000	80,000,000
Svenska Handelsbanken, NY:
0.62%, 11/30/09	25,000	25,000,107
0.57%, 12/14/09	35,000	35,000,436

	Par
Certificates of Deposit (concluded)	(000)	Value

Yankee (concluded)
UBS AG, Stamford:
0.57%, 11/03/09	$20,000	$20,000,000
0.36%, 1/06/10	30,000	30,000,000
0.35%, 1/15/10	45,000	45,000,000
0.25%, 2/12/10	26,000	26,000,000
UniCredito Italiano Bank, NY, 0.45%, 1/29/10	30,500	30,500,000
Westpac Banking Corp.:
0.40%, 1/28/10	32,000	32,000,000
0.30%, 10/19/10 (b)	26,380	26,380,000
0.31%, 10/21/10 (b)	29,910	29,910,000

Total Certificates of Deposit — 40.0%		1,846,101,915

Commercial Paper (c)

Antalis U.S. Funding Corp.:
0.27%, 11/10/09	19,820	19,818,365
0.24%, 11/13/09	14,000	13,998,693
0.23%, 11/16/09	12,850	12,848,604
0.26%, 1/13/10	18,000	17,990,250
Atlantis One Funding Corp.:
0.31%, 11/06/09	35,000	34,997,890
0.27%, 11/23/09	51,000	50,990,820
0.26%, 12/07/09	15,000	14,995,883
0.25%, 2/26/10	24,000	23,980,167
Banco Bilbao Vizcaya Argentaria SA, London,
1.00%, 11/13/09	65,800	65,774,411
Barton Capital Corp.:
0.23%, 1/11/10	13,000	12,993,937
0.23%, 1/12/10	24,079	24,067,616
0.23%, 1/21/10	12,000	11,993,637
Bryant Park Funding LLC, 0.19%, 11/02/09	44,000	43,999,303
CBA (Delaware) Finance Inc., 0.24%, 12/04/09	15,000	14,996,500
CHARTA, LLC, 0.25%, 11/03/09	60,000	59,998,333
Cancara Asset Securitization LLC,
0.30%, 11/23/09	45,000	44,991,000
Chariot Funding LLC, 0.22%, 12/21/09	45,000	44,985,700
Ciesco, LLC, 0.20%, 12/04/09	68,000	67,986,778
Clipper Receivables Co., LLC:
0.21%, 11/02/09	50,000	49,999,125
0.21%, 11/20/09	35,000	34,995,713
0.28%, 1/21/10	25,000	24,983,861
Danske Corp.:
0.76%, 11/02/09	40,000	39,997,483
0.27%, 12/30/09	30,000	29,986,275
Deutsche Bank Financial LLC, 0.30%, 11/03/09	85,000	84,997,167
Dexia Delaware LLC, 0.11%, 11/02/09	16,000	15,999,853
DnB NOR Bank ASA:
0.44%, 1/15/10	11,000	10,989,648
0.33%, 3/24/10	25,000	24,966,771

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

COP	Certificates of Participation
FSA	Financial Security Assurance Inc.
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

6	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Commercial Paper (c) (concluded)	(000)	Value

Fairway Finance Co., LLC:
0.29%, 11/06/09	$10,000	$9,999,436
0.28%, 11/09/09	48,676	48,672,214
0.21%, 12/01/09	16,500	16,496,920
0.24%, 12/15/09	30,000	29,990,800
Galleon Capital LLC, 0.21%, 11/17/09	10,000	9,998,950
ING U.S. Funding LLC:
0.29%, 11/09/09	40,000	39,996,778
0.24%, 12/04/09	26,000	25,993,933
JPMorgan Funding, Inc., 0.28%, 11/13/09	30,000	29,996,733
Lloyd’s TSB Bank Plc, 0.40%, 11/02/09	8,000	7,999,733
Manhattan Asset Funding Co., LLC:
0.24%, 11/02/09	10,000	9,999,800
0.25%, 11/05/09	25,000	24,998,958
Mont Blanc Capital Corp.:
0.26%, 12/08/09	29,000	28,991,832
0.27%, 12/14/09	30,000	29,989,875
Nieuw Amsterdam Receivables Corp.:
0.24%, 11/10/09	10,000	9,999,267
0.28%, 1/08/10	21,000	20,988,567
Nordea Bank North America, Inc./DE:
0.24%, 12/18/09	62,000	61,979,747
0.23%, 1/25/10	25,000	24,986,104
Royal Bank of Scotland Group Plc,
0.50%, 11/03/09	7,000	6,999,611
SanPaolo IMI U.S. Financial Co.:
0.09%, 11/02/09	6,617	6,616,950
0.58%, 12/23/09	35,000	34,969,550
Scaldis Capital LLC, 0.26%, 11/09/09	17,500	17,498,736
Sheffield Receivables Corp., 0.22%, 1/07/10	15,000	14,993,675
Société Générale North America, Inc.:
0.30%, 11/16/09	35,000	34,995,042
0.51%, 12/14/09	7,000	6,995,581
0.51%, 12/16/09	45,000	44,970,037
0.42%, 1/27/10	4,000	3,995,847
Solitaire Funding LLC:
0.25%, 11/12/09	5,000	4,999,549
0.28%, 11/24/09	50,000	49,990,278
Surrey Funding Corp.:
0.24%, 1/11/10	34,250	34,233,332
0.22%, 1/15/10	16,000	15,992,471
UBS Finance (Delaware), LLC, 0.53%, 11/04/09	20,000	19,998,542

Total Commercial Paper — 35.3%		1,626,652,631

Corporate Notes

Commonwealth Bank of Australia, 0.30%,
11/22/10 (b)(d)	26,000	26,000,000
HSBC Bank Middle East Ltd., 0.48%, 4/22/10 (b)	19,000	19,000,000
KBC Bank NV, NY, 0.71%, 12/01/09 (e)	32,240	32,240,000
Rabobank Nederland NV, NY, 0.28%,
1/07/10 (d)(e)	64,400	64,400,000

Total Corporate Notes — 3.1%		141,640,000

	Par
Municipal Bonds	(000)	Value

Palm Beach County School Board Florida, COP,
VRDN, Series B (FSA), 0.30%, 11/09/09 (e)	$5,000	$5,000,000

Total Municipal Bonds — 0.1%		5,000,000

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.07%, 11/02/09
(Purchased on 10/30/2009 to be repurchased
at $19,936,116, collateralized by Tennessee
Valley Authority, 6.25% due 12/15/17,
par and fair value of $17,263,000,
$20,334,908, respectively)	19,936	19,936,000

Total Repurchase Agreements — 0.5%		19,936,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes, 0.42%,
8/05/10 (b)	33,555	33,545,656
Federal Home Loan Bank Variable Rate Notes (b):
0.67%, 2/05/10	34,720	34,720,000
0.76%, 2/26/10	36,380	36,380,000
0.13%, 7/09/10	64,770	64,761,023
0.23%, 10/08/10	41,000	40,988,401
Freddie Mac Discount Notes, 0.51%, 7/06/10 (c)	54,100	53,909,162
Freddie Mac Variable Rate Notes (b):
0.18%, 7/14/10	38,000	37,990,659
0.39%, 8/24/10	28,620	28,621,005
0.31%, 9/03/10	55,405	55,395,631
0.31%, 2/14/11	139,940	139,911,496
0.35%, 4/01/11	35,000	35,050,165
0.35%, 5/05/11	80,000	79,963,483

Total U.S. Government Sponsored Agency
Obligations — 13.9%		641,236,681

U.S. Treasury Obligations (c)

U.S. Treasury Bills:
0.19%, 3/25/10	63,000	62,952,732
0.23%, 6/10/10	34,000	33,951,559
0.25%, 6/17/10	38,000	37,939,306
0.31% – 0.39%, 7/15/10	204,900	204,390,045
0.47%, 7/29/10	11,500	11,459,162
0.32%, 8/26/10	23,300	23,238,838

Total U.S. Treasury Obligations — 8.1%		373,931,642

Total Investments (Cost — $4,654,498,869*) — 101.0%		4,654,498,869
Liabilities in Excess of Other Assets — (1.0)%		(45,284,762)

Net Assets — 100.0%		$4,609,214,107

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009	7

Schedule of Investments (concluded)

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are the discount rates or range of discount rates paid at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities

Assets

Level 1	—
Level 2[1]	$4,654,498,869
Level 3	—

Total	$4,654,498,869

1     See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

8	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Statement of Assets and Liabilities

October 31, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $4,654,498,869)	$4,654,498,869
Cash	502
Interest receivable	2,167,351
Prepaid expenses	205,922

Total assets	4,656,872,644

Liabilities

Capital shares redeemed payable	45,880,200
Investment advisory fees payable	947,850
Other affiliates payable	37,084
Officer’s and Trustees’ fees payable	818
Other accrued expenses payable	792,585

Total liabilities	47,658,537

Net Assets	$4,609,214,107

Net Assets Consist of

Paid-in capital	$4,608,700,373
Undistributed net investment income	379,707
Undistributed net realized gains	134,027

Net Assets	$4,609,214,107

Net Asset Value

Class I — Based on net assets of $4,518,486,111 and 4,517,983,492 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

Class II — Based on net assets of $90,727,996 and 90,716,881 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009	9

Statement of Operations

Six Months Ended October 31, 2009 (Unaudited)

Investment Income

Interest	$16,249,644

Expenses

Investment advisory	10,908,066
Transfer agent — Class I	2,030,840
Transfer agent — Class II	57,026
Federal insurance	927,778
Accounting services	281,681
Registration	115,322
Printing	104,375
Distribution — Class II	100,045
Custodian	69,974
Professional	53,338
Officer and Trustees	40,740
Miscellaneous	51,992

Total expenses	14,741,177
Less distribution fees waived — Class II	(100,045)
Less transfer agent fees reimbursed — Class I	(996,303)
Less transfer agent fees reimbursed — Class II	(29,173)
Less fees waived by advisor	(653,047)

Total expenses after fees waived	12,962,609

Net investment income	3,287,035

Realized Gain

Net realized gain on investments	134,027

Net Increase in Net Assets Resulting from Operations	$3,421,062

See Notes to Financial Statements.

10	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to April 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$3,287,035	$37,689,541	$178,639,801
Net realized gain	134,027	263,165	246,546

Net increase in net assets resulting from operations	3,421,062	37,952,706	178,886,347

Dividends and Distributions to Shareholders From

Net investment income:
Class I	(3,376,877)	(36,974,884)	(174,396,802)
Class II	(55,341)	(714,657)	(4,242,999)
Net realized gain:
Class I	—	—	(50,660)
Class II	—	—	(1,369)

Decrease in net assets resulting from dividends and distributions to shareholders	(3,432,218)	(37,689,541)	(178,691,830)

Capital Share Transactions

Increase (decrease) in net assets derived from capital share transactions	(1,353,888,432)	(192,846,476)	1,331,019,675

Net Assets

Total increase (decrease) in net assets	(1,353,899,588)	(192,583,311)	1,331,214,192
Beginning of period	5,963,113,695	6,155,697,006	4,824,482,814

End of period	$4,609,214,107	$5,963,113,695	$6,155,697,006

Undistributed net investment income	$379,707	$524,890	$15,179

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009	11

Financial Highlights

	Class I

	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to April 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0061	0.0317	0.0488	0.0425	0.0233	0.0075
Net realized and unrealized gain (loss)	—	—	0.0000	0.0002	0.0007	(0.0003)	(0.0004)

Net increase from investment operations	0.0006	0.0061	0.0317	0.0490	0.0432	0.0230	0.0071

Dividends and distributions from:
Net investment income	(0.0006)	(0.0061)	(0.0317)	(0.0488)	(0.0425)	(0.0233)	(0.0075)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total dividends and distributions	(0.0006)	(0.0061)	(0.0317)	(0.0488)	(0.0425)	(0.0233)	(0.0075)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.06%[2]	0.61%[2]	3.22%	5.00%	4.30%	2.35%	0.75%

Ratios to Average Net Assets

Total expenses	0.55%[3]	0.54%[3]	0.51%	0.57%	0.59%	0.59%	0.58%

Total expenses after fees waived	0.49%[3]	0.54%[3]	0.51%	0.57%	0.59%	0.59%	0.58%

Net investment income	0.12%[3]	1.22%[3]	3.09%	4.89%	4.28%	2.27%	0.74%

Supplemental Data

Net assets, end of period (000)	$4,518,486	$5,852,370	$6,030,809	$4,684,640	$3,864,470	$3,368,462	$4,388,882

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

12	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Financial Highlights (concluded)

	Class II

	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to April 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0059	0.0313	0.0486	0.0426	0.0232	0.0055
Net realized and unrealized gain (loss)	—	—	0.0000	(0.0017)	0.0007	(0.0003)	(0.0004)

Net increase from investment operations	0.0005	0.0059	0.0313	0.0469	0.0433	0.0229	0.0051

Dividends and distributions from:
Net investment income	(0.0005)	(0.0059)	(0.0313)	(0.0486)	(0.0426)	(0.0232)	(0.0055)
Net realized gain	—	—	(0.0000)	—	(0.0000)	(0.0000)	(0.0000)

Total dividends and distributions	(0.0005)	(0.0059)	(0.0313)	(0.0486)	(0.0426)	(0.0232)	(0.0055)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.05%[2]	0.59%[2]	3.17%	4.98%	4.31%	2.34%	0.55%

Ratios to Average Net Assets

Total expenses	0.79%[3]	0.78%[3]	0.75%	0.79%	0.79%	0.61%	0.78%

Total expenses after fees waived	0.50%[3]	0.58%[3]	0.55%	0.59%	0.59%	0.61%	0.78%

Net investment income	0.11%[3]	1.21%[3]	3.12%	4.86%	4.27%	2.28%	0.54%

Supplemental Data

Net assets, end of period (000)	$90,728	$110,743	$124,888	$139,842	$131,487	$132,251	$155,522

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009	13

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Retirement Reserves Money Fund (the “Fund”) is a series of Retirement Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which is comprised of a series of separate portfolios offering separate classes of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), acts as passive custodian. The Trust is organized as a Massachusetts business trust. At the present time, the Fund is the only series offered. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: Fund investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in repurchase agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend date.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the three years ended October 31, 2008 and the period ended April 30, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among the funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Trust, on behalf of the Fund, entered into a separate Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

14	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Notes to Financial Statements (continued)

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities and equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on the average daily value of the Fund’s net assets at the following annual rates:

Portion of average daily value of net assets:	Rate

Not exceeding $1 billion	0.500%
In excess of $1 billion but not exceeding $2 billion	0.450%
In excess of $2 billion but not exceeding $3 billion	0.400%
In excess of $3 billion but not exceeding $4 billion	0.375%
In excess of $4 billion but not exceeding $7 billion	0.350%
In excess of $7 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion	0.290%

The Manager has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, under which the Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the six months ended October 31, 2009, the Fund reimbursed the Manager $52,916, for certain accounting services, which is included in accounting services in the Statement of Operations.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Class II Shares’ Distribution Plan (the “Distribution Plan”) with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL a distribution fee. The fee is accrued daily and paid monthly at the annual rate of 0.20% of the average daily net asset value of the Fund’s Class II Shares.

BRIL has contractually agreed to waive the 0.20% distribution fee for Class II Shares until September 1, 2010. These amounts are shown as distribution fees waived in the Statement of Operations. The Manager voluntarily agreed to waive a portion of its investment advisory fee and/or reimburse operating expenses to enable the Fund to maintain minimum levels of net investment income. These amounts are shown as fees waived by advisor and transfer agent fees reimbursed in the Statement of Operations. The Manager may discontinue this waiver or reimbursement at any time.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

4. Federal Insurance:

The Fund participated in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event a Fund’s net asset value fell below $0.995 per share, shareholders in that Fund would have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder had closed their account would not be guaranteed. As a participant of the Program, which expired September 18, 2009, the Fund paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 of the Fund’s shares outstanding value as of September 19, 2008. The participation fee for the period May 1, 2009 to September 18, 2009 is included in federal insurance in the Statement of Operations.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods correspond to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009	15

Notes to Financial Statements (concluded)

Transactions in capital shares for each class were as follows:

Class I Shares	Six Months Ended October 31, 2009	Period November 1, 2008 to April 30, 2009	Year Ended October 31, 2008

Shares sold	3,894,703,479	6,779,178,987	17,942,239,165
Shares issued to shareholders in reinvestment of dividends and distributions	3,376,877	36,958,108	174,447,462

Total issued	3,898,080,356	6,816,137,095	18,116,686,627
Shares redeemed	(5,231,953,885)	(6,994,834,123)	(16,770,707,935)

Net increase (decrease)	(1,333,873,529)	(178,697,028)	1,345,978,692

Class II Shares

Shares sold	57,647,657	80,679,813	236,923,314
Shares issued to shareholders in reinvestment of dividends and distributions	55,174	714,432	4,244,368

Total issued	57,702,831	81,394,245	241,167,682
Shares redeemed	(77,717,734)	(95,543,693)	(256,126,699)

Net decrease	(20,014,903)	(14,149,448)	(14,959,017)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through December 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Retirement Series Trust (the “Trust”) met on April 16, 2009 and May 21 – 22, 2009 to consider the approval of the Trust’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, with respect to Retirement Reserves Money Fund, a series of the Trust (the “Fund”). The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Institutional Management Corporation (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Trust consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009	17

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meeting.

At an in-person meeting held on May 21 – 22, 2009, the Trust’s Board Members present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from their relationship with the Fund; (d); economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates and significant shareholders provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2009 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

18	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board noted that, in general, the Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that, although the Fund’s contractual advisory fees were above the median of its Peers, its actual total expenses were lower than or equal to the median of its Peers. The Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the assets of the Fund. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or “fallout” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009	19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

Conclusion

The Board Members present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

20	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
David O. Beim, Trustee
Richard S. Davis, Trust President and Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chairman of the Audit Committee and Trustee
Frederick W. Winter, Trustee
Anne F. Ackerley, Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management Corporation
Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, Chief Executive Officer of the Trust, retired. The Trust’s Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became Chief Executive Officer of the Trust and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Trust.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson and Christopher Stavrakos became Vice Presidents of the Trust.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009	21

Additional Information

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Fund will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Class I	$0.000625	—	—	$0.000625	100%	0%	0%	100%
Class II	$0.000544	—	—	$0.000544	100%	0%	0%	100%

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 221-7210; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 221-7210 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 221-7210.

22	RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2009	23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be a representation of future performance. For current month-end performance information, call (800) 221-7210. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#10262 — 10/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Retirement Reserves Money Fund of Retirement Series Trust

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: December 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: December 21, 2009